REDEEMABLE NONCONTROLLING INTEREST - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Noncontrolling Interest
Common shares purchased by Oriental Pearl, value	¥ 1,008,944,255	¥ 112,366,201	¥ 36,072,921
Ordinary shares
Redeemable Noncontrolling Interest
Common stock issued	176,968,248	112,002,660	15,444,882
Common shares purchased by Oriental Pearl, value	¥ 11,555,004	¥ 7,715,668	¥ 1,041,557